Non-Controlling Interests	12 Months Ended
Dec. 31, 2025
Disclosure of Non Controlling Interests [Abstract]
Non-Controlling Interests
35.
Non-controlling interests

On October 21, 2024, the Company announced that it had completed the acquisition of all of the issued and outstanding common shares of Nova (“Nova Shares”) not already owned by the Company, representing approximately 35% of Nova Shares, by way of a statutory plan of arrangement under the Business Corporations Act (Alberta) for aggregate consideration of approximately $40 million (the “Nova Transaction”).

Pursuant to the Nova Transaction, each holder of Nova Shares (other than SNDL and its affiliates that hold Nova Shares) (“Nova Shareholders”) was entitled to receive $1.75 in cash for each Nova Share held (the “Cash Consideration”), provided that Nova Shareholders could elect to receive, in lieu of the Cash Consideration, 0.58 of a common share of SNDL (“SNDL Shares”) for each Nova Share held (the “Share Consideration” and, collectively with the Cash Consideration, the “Consideration”), subject to proration and a maximum of 50% of the aggregate Consideration being payable in SNDL Shares. Upon the closing of the Nova Transaction, an aggregate of 159,792 SNDL Shares were issued as Share Consideration to Nova Shareholders and an aggregate of $37.3 million was paid as Cash Consideration to validly electing Nova Shareholders.

The following tables provide summarized financial information for the Company’s subsidiary, Nova, that had a material non-controlling interest effective the date of closing of the Alcanna Transaction until October 21, 2024, before inter-company eliminations.

A)
Nova summarized statement of financial position

At December 31, 2025 and 2024, current assets, current liabilities, non-current assets and non-current liabilities were all $nil due to the completion of the Nova Transaction on October 21, 2024.

B)
Nova summarized statement of loss and comprehensive loss

	2025	2024
Revenue	—	237,539
Earnings and comprehensive income	—	577
C)
Nova summarized statement of cash flows

	2025	2024
Net cash provided by operating activities	—	17,129
Net cash used in investing activities	—	(16,211)
Net cash used in financing activities	—	(7,971)
(Decrease) increase in cash	—	(7,053)

On October 21, 2024, the Company’s equity interest increased from 65% to 100%. Accordingly, the information relating to Nova’s statement of loss and comprehensive loss and statement of cash flows is only for the period January 1, 2024 to October 21, 2024, prior to the acquisition of non-controlling interest.